Quarterly Financial Data (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Quarterly Financial Data (Textuals) [Abstract]
Earnings allocated to participating share awards	$ 11	$ 11	$ 12	$ 12	$ 11	$ 12	$ 13	$ 11	$ 46	$ 47	$ 49
Periods in the prior year [Member]
Statement [Line Items]
Card Member reimbursements												0
Periods prior to the prior year [Member]
Statement [Line Items]
Card Member reimbursements												$ 0